Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cost	$ 510,141	$ 235,153
Accumulated amortization	119,993	96,657
Total	390,148	138,496
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Cost	449,387	187,874
Accumulated amortization	93,820	57,016
Total	355,567	130,858
Acquired customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	37,040	8,435
Accumulated amortization	8,109	3,802
Total	28,931	4,633
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Cost	8,384	4,351
Accumulated amortization	2,734	1,549
Total	5,650	2,802
Software development costs
Finite-Lived Intangible Assets [Line Items]
Cost	15,330	27,520
Accumulated amortization	15,330	27,317
Total	$ 0	203
Purchased software
Finite-Lived Intangible Assets [Line Items]
Cost		6,973
Accumulated amortization		6,973
Total		$ 0